Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value (Parenthetical) (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust account	$ 58,087,529	$ 58,085,333
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust account	$ 16